Schedule of Investments (unaudited)	iShares® Russell Top 200 Growth ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.5%
Lockheed Martin Corp.	50,189	$18,989,008
Northrop Grumman Corp.	3,039	1,104,464
		20,093,472
Air Freight & Logistics — 1.1%
FedEx Corp.	24,675	7,361,293
United Parcel Service Inc., Class B	167,801	34,897,574
		42,258,867
Automobiles — 3.1%
Tesla Inc.(a)	179,878	122,263,077

Beverages — 2.1%
Coca-Cola Co. (The)	635,561	34,390,206
Monster Beverage Corp.(a)	79,704	7,280,960
PepsiCo Inc.	265,888	39,396,625
		81,067,791
Biotechnology — 2.5%
AbbVie Inc.	409,643	46,142,187
Amgen Inc.	109,665	26,730,844
Moderna Inc.(a)	78,434	18,430,421
Regeneron Pharmaceuticals Inc.(a)	2,483	1,386,855
Vertex Pharmaceuticals Inc.(a)	23,979	4,834,886
		97,525,193
Capital Markets — 1.2%
Blackstone Group Inc. (The), NVS	157,844	15,332,966
Goldman Sachs Group Inc. (The)	4,200	1,594,026
Moody’s Corp.	35,802	12,973,571
S&P Global Inc.	39,513	16,218,111
		46,118,674
Chemicals — 0.7%
Dow Inc.	12,453	788,026
Ecolab Inc.	50,901	10,484,079
Sherwin-Williams Co. (The)	56,533	15,402,416
		26,674,521
Commercial Services & Supplies — 0.1%
Waste Management Inc.	15,530	2,175,908

Consumer Finance — 0.4%
American Express Co.	96,099	15,878,438

Entertainment — 1.4%
Netflix Inc.(a)	100,139	52,894,421
Walt Disney Co. (The)(a)	21,431	3,766,927
		56,661,348
Equity Real Estate Investment Trusts (REITs) — 1.7%
American Tower Corp.	104,643	28,268,260
Crown Castle International Corp.	99,876	19,485,808
Equinix Inc.	14,639	11,749,261
Public Storage	26,637	8,009,479
		67,512,808
Food & Staples Retailing — 1.2%
Costco Wholesale Corp.	95,843	37,922,200
Sysco Corp.	112,718	8,763,824
		46,686,024
Health Care Equipment & Supplies — 2.2%
Abbott Laboratories	201,363	23,344,013
Align Technology Inc.(a)	18,331	11,200,241
Danaher Corp.	7,633	2,048,392

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Edwards Lifesciences Corp.(a)	143,227	$14,834,020
Intuitive Surgical Inc.(a)	27,379	25,178,824
Stryker Corp.	34,450	8,947,698
		85,553,188
Health Care Providers & Services — 0.5%
HCA Healthcare Inc.	60,585	12,525,343
UnitedHealth Group Inc.	15,025	6,016,611
		18,541,954
Hotels, Restaurants & Leisure — 1.8%
Booking Holdings Inc.(a)	9,502	20,791,231
Las Vegas Sands Corp.(a)	76,463	4,028,836
Marriott International Inc./MD, Class A(a)	62,901	8,587,245
McDonald’s Corp.	30,767	7,106,869
Starbucks Corp.	273,203	30,546,827
		71,061,008
Household Products — 0.3%
Colgate-Palmolive Co.	102,387	8,329,182
Kimberly-Clark Corp.	39,225	5,247,521
		13,576,703
Industrial Conglomerates — 0.3%
3M Co.	19,540	3,881,230
Honeywell International Inc.	34,733	7,618,684
		11,499,914
Insurance — 0.2%
Aon PLC, Class A	30,487	7,279,076
Marsh & McLennan Companies Inc.	13,867	1,950,810
		9,229,886
Interactive Media & Services — 12.2%
Alphabet Inc., Class A(a)	60,051	146,631,931
Alphabet Inc., Class C, NVS(a)	56,618	141,902,826
Facebook Inc., Class A(a)	554,930	192,954,710
		481,489,467
Internet & Direct Marketing Retail — 9.1%
Amazon.com Inc.(a)	100,639	346,214,262
eBay Inc.	158,700	11,142,327
		357,356,589
IT Services — 8.4%
Accenture PLC, Class A	118,550	34,947,354
Automatic Data Processing Inc.	90,716	18,018,012
Fiserv Inc.(a)	9,411	1,005,942
Mastercard Inc., Class A	202,882	74,070,189
PayPal Holdings Inc.(a)	272,456	79,415,475
Snowflake Inc., Class A(a)	25,983	6,282,689
Square Inc., Class A(a)	90,541	22,073,896
Twilio Inc., Class A(a)	10,524	4,148,140
Visa Inc., Class A	392,484	91,770,609
		331,732,306
Life Sciences Tools & Services — 0.5%
Illumina Inc.(a)	33,817	16,002,543
Thermo Fisher Scientific Inc.	8,186	4,129,591
		20,132,134
Machinery — 1.6%
Caterpillar Inc.	109,515	23,833,749
Deere & Co.	65,363	23,054,184
Illinois Tool Works Inc.	65,409	14,622,836
		61,510,769

Schedule of Investments (unaudited) (continued)	iShares® Russell Top 200 Growth ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Media — 0.5%
Charter Communications Inc., Class A(a)	28,866	$20,825,376

Metals & Mining — 0.1%
Freeport-McMoRan Inc.	99,165	3,680,013
Southern Copper Corp.	17,748	1,141,551
		4,821,564
Multiline Retail — 0.4%
Dollar General Corp.	23,690	5,126,279
Target Corp.	51,867	12,538,329
		17,664,608
Oil, Gas & Consumable Fuels — 0.0%
EOG Resources Inc.	16,058	1,339,879

Personal Products — 0.4%
Estee Lauder Companies Inc. (The), Class A	53,055	16,875,734

Pharmaceuticals — 1.4%
Eli Lilly & Co.	155,262	35,635,734
Zoetis Inc.	104,352	19,447,039
		55,082,773
Road & Rail — 0.9%
Uber Technologies Inc.(a)	320,198	16,048,324
Union Pacific Corp.	97,345	21,409,086
		37,457,410
Semiconductors & Semiconductor Equipment — 8.0%
Advanced Micro Devices Inc.(a)(b)	280,612	26,357,885
Analog Devices Inc.	12,527	2,156,648
Applied Materials Inc.	212,252	30,224,685
Broadcom Inc.	92,562	44,137,264
KLA Corp.	35,712	11,578,188
Lam Research Corp.	33,024	21,488,717
Micron Technology Inc.(a)	35,778	3,040,415
NVIDIA Corp.	138,683	110,960,268
NXP Semiconductors NV	19,571	4,026,146
QUALCOMM Inc.	261,553	37,383,770
Texas Instruments Inc.	132,777	25,533,017
		316,887,003
Software — 17.3%
Adobe Inc.(a)	110,701	64,830,934
Atlassian Corp. PLC, Class A(a)	30,530	7,841,936
Autodesk Inc.(a)	51,037	14,897,700
Intuit Inc.	59,174	29,005,320
Microsoft Corp.	1,747,455	473,385,560
Oracle Corp.	376,174	29,281,384
salesforce.com Inc.(a)	32,179	7,860,364
ServiceNow Inc.(a)(b)	45,694	25,111,138

Security	Shares	Value

Software (continued)
VMware Inc., Class A(a)(b)	6,893	$1,102,673
Workday Inc., Class A(a)	42,710	10,196,585
Zoom Video Communications Inc., Class A(a)	49,475	19,148,309
		682,661,903
Specialty Retail — 3.6%
Home Depot Inc. (The)	249,341	79,512,351
Lowe’s Companies Inc.	166,402	32,276,996
Ross Stores Inc.	80,995	10,043,380
TJX Companies Inc. (The)	279,587	18,849,756
		140,682,483
Technology Hardware, Storage & Peripherals — 12.7%
Apple Inc.	3,640,401	498,589,321
Dell Technologies Inc., Class C(a)	30,890	3,078,806
		501,668,127
Textiles, Apparel & Luxury Goods — 1.1%
Nike Inc., Class B	287,261	44,378,952

Tobacco — 0.3%
Altria Group Inc.	239,878	11,437,383

Total Common Stocks — 99.8%
(Cost: $2,536,903,571)		3,938,383,234

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(d)(e)	9,454,856	9,460,529
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	4,666,000	4,666,000
		14,126,529
Total Short-Term Investments — 0.4%
(Cost: $14,126,231)		14,126,529

Total Investments in Securities — 100.2%
(Cost: $2,551,029,802)		3,952,509,763

Other Assets, Less Liabilities — (0.2)%		(8,495,662)

Net Assets — 100.0%		$3,944,014,101

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Russell Top 200 Growth ETF
June 30, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$10,766,773	$—		$(1,309,024	)(a)	$2,482	$298	$9,460,529	9,454,856	$10,687	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,416,000	250,000	(a)	—		—	—	4,666,000	4,666,000	142		—
						$2,482	$298	$14,126,529		$10,829		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	24	09/17/21	$5,146	$20,909

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,938,383,234	$—	$—	$3,938,383,234
Money Market Funds	14,126,529	—	—	14,126,529
	$3,952,509,763	$—	$—	$3,952,509,763
Derivative financial instruments(a)
Assets
Futures Contracts	$20,909	$—	$—	$20,909

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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